Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory

2. Inventory

Inventory consisted of the following (in thousands):

	March 31, 2018	December 31, 2017
Finished goods	$1,100	$1,106
Raw materials	367	451

	$1,467	$1,557

Finished goods primarily include product ready for shipment, as well as promotional merchandise held for sale. Raw materials primarily include ingredients, concentrate and packaging.

2. Inventory

Inventory consisted of the following as of December 31 (in thousands):

	2017	2016
Finished goods	$1,106	$1,180
Raw materials	451	670

	$1,557	$1,850

Finished goods primarily include product ready for shipment, as well as promotional merchandise held for sale. Raw materials primarily include ingredients, concentrate and packaging.